UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA GOVERNMENT SECURITIES FUND]

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         SEMIANNUAL REPORT
         USAA GOVERNMENT SECURITIES FUND
         FUND SHARES o ADVISER SHARES
         NOVEMBER 30, 2014

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

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JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
 o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        19

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA GOVERNMENT SECURITIES FUND (THE FUND) PROVIDES INVESTORS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in government securities, including, but not limited to U.S. Treasury bills, notes, and bonds; Treasury Inflation Protected Securities (TIPS); Mortgage-Backed Securities (MBS) backed by the Government National Mortgage Association (Ginnie Mae, also known as
GNMA), Fannie Mae, and Freddie Mac; U.S. government agency collateralized mortgage obligations; and securities issued by U.S. government agencies and instrumentalities, supported by the credit of the issuing agency, instrumentality or corporation (which are neither issued nor guaranteed by the U.S. Treasury), including but not limited to Fannie Mae, Freddie Mac, Federal Housing Administration, Department of Housing and Urban Development, Export-Import Bank, Farmer's Home Administration, General Services Administration, Maritime Administration, Small Business Administration, and repurchase agreements collateralized by such investments. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF DONNA J. BAGGERLY]                           [PHOTO OF R. NEAL GRAVES]
DONNA J. BAGGERLY, CFA                                 R. NEAL GRAVES, CFA, CPA
USAA Asset                                             USAA Asset
Management Company                                     Management Company

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o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    When the reporting period began, longer-term U.S. Treasury interest rates declined, continuing the downward trend that started in January 2014 when the Federal Reserve (the Fed) began reducing its quantitative easing asset purchases once economic data indicated a strengthening of the U.S. economy. The Fed continued to taper, or reduce, its asset purchases throughout the reporting period and ended its quantitative easing program this past October.

    Longer-term U.S. Treasury interest rates ended the reporting period lower than where they began. In September of 2014, they surged on news of improving U.S. economic data, but they fell back later in the month. In early October, as global economic weakness and geopolitical tensions drove a flight to quality assets, longer-term rates fell and continued to decline through the end of the period. Intermediate-term interest rates also fell, with the yield on a 10-year U.S. Treasury dropping from 2.48% on May 31, 2014 to 2.17% on November 28, 2014. As interest rates declined, bond prices (which move in the opposite direction of rates) increased.

    Mortgage rates were virtually flat for the reporting period. The interest rate on a 15-year mortgage, which was 3.21% at the beginning of the period, reached a high of 3.37% in mid-September 2014 and dropped again to end reporting period at 3.17%. The interest rate on a 30-year

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2  | USAA GOVERNMENT SECURITIES FUND

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    mortgage increased from 4.12% at the beginning of the period to a high of
    4.23% in mid- September and closed the reporting period at 3.97%. Because mortgage interest rates remained relatively stable, homeowners continued to find it less advantageous to refinance their mortgages, increasing extension risk. Extension risk is the risk that mortgage prepayments will decelerate, causing the average life of a mortgage to lengthen - or, extend - and become more sensitive to upward interest rate movement.

O HOW DID THE USAA GOVERNMENT SECURITIES FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month reporting period ended November 30, 2014, the Fund Shares and Adviser Shares had total returns of 1.54% and 1.36%, respectively. This compares to total returns of 1.55% for the Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index and 1.39% for the Lipper Intermediate U.S. Government Funds Index.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

    Because interest rates fell unexpectedly during 2014 and because of uncertainty about when rates might rise, we continued to reduce the Fund's exposure to prepayment risk and extension risk. To this end, we purchased some shorter-term taxable municipal bonds that are non-callable (meaning the bonds cannot be repaid before the stated maturity date), providing the Fund with a measure of stability if rates fall further. In

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, existing bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    addition, we bought an asset-backed security (ABS), which is collateralized by student loans guaranteed by the federal government under the Federal Family Education Loan Program. Because the interest rate paid by the student loan ABS adjusts periodically, we expect the investment to perform well when short-term interest rates begin to rise.

    During the reporting period, the Fund continued to benefit from its investments in agency multi-family commercial mortgage-backed securities, which do not extend. In addition, the Fund also benefited from the interest payments generated by its holdings of 30-year seasoned Ginnie Mae mortgages with higher coupon interest rates, which had been purchased by the Fund many years ago. The Fund's significant underweight in U.S. Treasury bonds also added value.

    Thank you for your investment in the Fund.

    While the value of the USAA Government Securities Fund Shares and Adviser Shares are not guaranteed by the U.S. government, the Fund endeavors to maintain low-to-moderate fluctuation of share price.

    Fund and Adviser Shares of the USAA Government Securities Fund are not individually backed by the full faith and credit of the U.S. government.
    o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

    You will find a complete list of securities that the Fund owns on pages
    13-18.

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4  | USAA GOVERNMENT SECURITIES FUND

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INVESTMENT OVERVIEW

USAA GOVERNMENT SECURITIES FUND SHARES (FUND SHARES) (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                    11/30/14                    5/31/14
--------------------------------------------------------------------------------
Net Assets                       $445.2 Million              $451.7 Million
Net Asset Value Per Share            $10.04                      $10.02

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
   5/31/14 - 11/30/14*           1 YEAR           5 YEARS          10 YEARS
   1.54%                         3.77%             2.92%            4.19%

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                        5 YEARS                           10 YEARS
   4.17%                          3.13%                             4.14%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 11/30/14            EXPENSE RATIO AS OF 5/31/14***
--------------------------------------------------------------------------------
                2.69%                                         0.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  5

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED
NOVEMBER 30, 2014

--------------------------------------------------------------------------------
                       TOTAL RETURN    =    DIVIDEND RETURN    +    PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS                  4.19%        =         3.96%         +       0.23%
5 YEARS                   2.92%        =         3.16%         +      -0.24%
1 YEAR                    3.77%        =         2.76%         +       1.01%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED NOVEMBER 30, 2014

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                  TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
11/30/2005            1.94%               4.90%                    -2.96%
11/30/2006            5.55%               5.02%                     0.53%
11/30/2007            6.10%               4.95%                     1.15%
11/30/2008            5.64%               4.71%                     0.93%
11/30/2009            8.31%               4.32%                     3.99%
11/30/2010            4.69%               3.80%                     0.89%
11/30/2011            4.99%               3.62%                     1.37%
11/30/2012            2.49%               2.97%                    -0.48%
11/30/2013           -1.20%               2.67%                    -3.87%
11/30/2014            3.77%               2.76%                     1.01%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA GOVERNMENT SECURITIES FUND

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                      o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                USAA GOVERNMENT              LIPPER INTERMEDIATE
                                SECURITIES FUND             U.S. GOVERNMENT FUNDS
                                    SHARES                      INDEX AVERAGE
11/30/05                             5.02%                          3.59%
11/30/06                             4.81                           3.96
11/30/07                             4.66                           4.12
11/30/08                             4.53                           3.88
11/30/09                             4.01                           3.26
11/30/10                             3.68                           2.58
11/30/11                             3.48                           2.17
11/30/12                             2.96                           1.82
11/30/13                             2.78                           1.52
11/30/14                             2.69                           1.71

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 11/30/05 to 11/30/14.

The Lipper Intermediate U.S. Government Funds Index Average is an average performance level of all intermediate U.S. government funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    BARCLAYS U.S. AGGREGATE
            LIPPER INTERMEDIATE     GOVERNMENT INTERMEDIATE     USAA GOVERNMENT
              U.S. GOVERNMENT          & MORTGAGE-BACKED         SECURITIES FUND
               FUNDS INDEX              SECURITIES INDEX             SHARES
11/30/04         $10,000.00             $10,000.00               $10,000.00
12/31/04          10,068.72              10,063.42                10,042.38
01/31/05          10,103.68              10,098.83                10,090.26
02/28/05          10,049.16              10,047.56                10,058.69
03/31/05          10,017.47              10,025.90                10,037.41
04/30/05          10,137.70              10,140.05                10,131.84
05/31/05          10,220.28              10,220.38                10,193.11
06/30/05          10,262.01              10,255.79                10,214.09
07/31/05          10,176.02              10,187.61                10,182.63
08/31/05          10,293.89              10,288.55                10,266.96
09/30/05          10,248.45              10,222.49                10,216.81
10/31/05          10,142.74              10,164.36                10,172.12
11/30/05          10,176.00              10,201.35                10,194.01
12/31/05          10,254.92              10,283.80                10,314.48
01/31/06          10,259.79              10,301.77                10,344.07
02/28/06          10,279.14              10,328.19                10,354.48
03/31/06          10,205.80              10,266.36                10,302.64
04/30/06          10,194.28              10,271.11                10,256.07
05/31/06          10,192.55              10,261.60                10,234.07
06/30/06          10,208.82              10,281.15                10,232.75
07/31/06          10,323.14              10,410.10                10,370.11
08/31/06          10,452.72              10,545.40                10,510.79
09/30/06          10,531.56              10,620.44                10,586.38
10/31/06          10,587.79              10,684.92                10,659.42
11/30/06          10,691.86              10,790.61                10,756.93
12/31/06          10,634.87              10,755.73                10,744.89
01/31/07          10,630.32              10,759.96                10,738.73
02/28/07          10,777.08              10,893.67                10,871.78
03/31/07          10,792.78              10,922.21                10,881.44
04/30/07          10,843.30              10,973.47                10,934.14
05/31/07          10,748.79              10,910.58                10,873.69
06/30/07          10,725.03              10,891.03                10,815.20
07/31/07          10,847.48              10,990.38                10,892.55
08/31/07          10,989.98              11,130.43                11,021.90
09/30/07          11,069.25              11,212.01                11,085.08
10/31/07          11,150.72              11,306.17                11,187.95
11/30/07          11,424.30              11,534.63                11,412.70
12/31/07          11,416.82              11,568.96                11,420.95
01/31/08          11,686.32              11,806.63                11,618.61
02/29/08          11,745.31              11,860.06                11,678.19
03/31/08          11,769.40              11,929.31                11,719.94
04/30/08          11,695.86              11,871.18                11,704.56
05/31/08          11,565.81              11,790.50                11,630.22
06/30/08          11,597.71              11,805.02                11,636.82
07/31/08          11,581.48              11,820.70                11,632.80
08/31/08          11,684.09              11,945.18                11,739.53
09/30/08          11,675.87              12,022.24                11,815.51
10/31/08          11,553.98              11,949.80                11,667.03
11/30/08          12,003.31              12,394.63                12,053.33
12/31/08          12,345.81              12,632.40                12,247.74
01/31/09          12,208.49              12,579.01                12,254.51
02/28/09          12,347.20              12,611.08                12,335.95
03/31/09          12,433.52              12,787.90                12,516.95
04/30/09          12,330.40              12,767.36                12,534.93
05/31/09          12,425.37              12,762.31                12,564.36
06/30/09          12,325.21              12,755.55                12,568.97
07/31/09          12,383.00              12,838.06                12,689.27
08/31/09          12,688.14              12,921.92                12,777.73
09/30/09          12,754.98              13,011.56                12,843.77
10/31/09          12,861.00              13,075.82                12,922.84
11/30/09          12,977.41              13,239.96                13,055.35
12/31/09          12,746.73              13,027.43                12,918.05
01/31/10          12,954.86              13,198.94                13,055.56
02/28/10          12,978.75              13,237.83                13,081.36
03/31/10          12,984.30              13,201.90                13,094.59
04/30/10          13,134.71              13,288.52                13,178.61
05/31/10          13,269.70              13,441.72                13,336.70
06/30/10          13,486.82              13,606.01                13,457.57
07/31/10          13,604.89              13,714.90                13,580.73
08/31/10          13,812.86              13,802.25                13,582.60
09/30/10          13,838.93              13,796.05                13,545.74
10/31/10          13,881.15              13,887.22                13,679.85
11/30/10          13,791.96              13,832.65                13,667.54
12/31/10          13,578.95              13,699.04                13,618.25
01/31/11          13,585.29              13,722.88                13,629.94
02/28/11          13,586.87              13,723.05                13,672.69
03/31/11          13,594.38              13,738.52                13,687.71
04/30/11          13,751.18              13,881.46                13,839.15
05/31/11          13,941.48              14,036.07                13,988.29
06/30/11          13,905.86              14,037.64                14,002.93
07/31/11          14,121.80              14,194.16                14,111.34
08/31/11          14,405.22              14,397.51                14,274.65
09/30/11          14,540.09              14,428.14                14,275.22
10/31/11          14,488.13              14,415.00                14,297.13
11/30/11          14,527.40              14,452.23                14,349.03
12/31/11          14,658.31              14,540.65                14,429.75
01/31/12          14,759.41              14,607.95                14,449.84
02/29/12          14,707.88              14,581.56                14,445.02
03/31/12          14,621.20              14,550.31                14,466.32
04/30/12          14,800.65              14,664.58                14,543.18
05/31/12          14,968.07              14,738.62                14,581.96
06/30/12          14,946.10              14,736.27                14,591.51
07/31/12          15,090.25              14,837.77                14,696.22
08/31/12          15,105.85              14,849.20                14,707.27
09/30/12          15,108.81              14,862.16                14,737.95
10/31/12          15,091.51              14,838.02                14,701.58
11/30/12          15,140.49              14,856.13                14,709.23
12/31/12          15,095.18              14,850.76                14,710.84
01/31/13          15,005.22              14,786.22                14,656.82
02/28/13          15,077.25              14,842.13                14,704.29
03/31/13          15,083.68              14,859.42                14,708.93
04/30/13          15,182.37              14,930.87                14,756.35
05/31/13          14,942.08              14,745.22                14,529.83
06/30/13          14,730.77              14,616.38                14,404.19
07/31/13          14,723.70              14,619.88                14,351.04
08/31/13          14,644.41              14,565.12                14,326.70
09/30/13          14,777.38              14,716.03                14,462.13
10/31/13          14,851.86              14,791.44                14,539.69
11/30/13          14,818.42              14,746.41                14,531.03
12/31/13          14,701.17              14,654.53                14,462.37
01/31/14          14,894.98              14,824.56                14,641.83
02/28/14          14,935.79              14,864.61                14,705.47
03/31/14          14,893.09              14,811.15                14,650.83
04/30/14          14,978.34              14,902.84                14,742.90
05/31/14          15,092.57              15,038.44                14,850.19
06/30/14          15,094.01              15,046.25                14,868.12
07/31/14          15,058.86              14,984.92                14,811.34
08/31/14          15,160.79              15,099.01                14,932.59
09/30/14          15,110.97              15,060.03                14,905.87
10/31/14          15,209.28              15,184.07                14,999.20
11/30/14          15,302.63              15,271.09                15,075.84

                                   [END CHART]

                       Data from 11/30/04 TO 11/30/14.

The Graph Illustrates The comparison of a $10,000 hypothetical investment in the USAA Government Securities Fund Shares to the following benchmarks:

o The unmanaged Lipper Intermediate U.S. Government Funds Index is considered representative of intermediate U.S. government funds.

o The unmanaged Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index consists of intermediate U.S. Treasury and Agency unsecured notes and securities backed by pools of mortgages issued by U.S. Government Agencies, GNMA, Fannie Mae, or Freddie Mac.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA GOVERNMENT SECURITIES FUND

================================================================================

USAA GOVERNMENT SECURITIES FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol:
UAGNX)

--------------------------------------------------------------------------------
                                          11/30/14                   5/31/14
--------------------------------------------------------------------------------
Net Assets (in Millions)                $5.0 Million             $5.2 Million
Net Asset Value Per Share                  $10.03                   $10.01

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
   5/31/14 - 11/30/14*                 1 YEAR            SINCE INCEPTION 8/01/10
         1.36%                         3.35%                      2.00%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                                               SINCE INCEPTION 8/01/10
    3.86%                                                         1.93%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 11/30/14
--------------------------------------------------------------------------------
   UNSUBSIDIZED           2.38%                 SUBSIDIZED                 2.47%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/14***
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT    0.84%                AFTER REIMBURSEMENT        0.75%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.75% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to October 1, 2014, the Adviser Shares' expense limitation was 0.90% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o 12-MONTH DIVIDEND YIELD COMPARISON* o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON*]

                          USAA GOVERNMENT               LIPPER INTERMEDIATE
                          SECURITIES FUND              U.S. GOVERNMENT FUNDS
                           ADVISER CLASS                   INDEX AVERAGE
11/30/11                        3.00%                           2.17%
11/30/12                        2.49                            1.82
11/30/13                        2.30                            1.52
11/30/14                        2.38                            1.71

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 11/30/11 to 11/30/14.

The Lipper Intermediate U.S. Government Funds Index Average is an average performance level of all intermediate U.S. government funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

*Adviser Shares were initiated on August 1, 2010.

================================================================================

10  | USAA GOVERNMENT SECURITIES FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     BARCLAYS U.S. AGGREGATE
           LIPPER INTERMEDIATE       GOVERNMENT INTERMEDIATE       USAA GOVERNMENT
             U.S. GOVERNMENT            & MORTGAGE-BACKED         SECURITIES ADVISER
               FUNDS INDEX               SECURITIES INDEX            FUND SHARES
07/31/10       $10,000.00                $10,000.00                  $10,000.00
08/31/10        10,152.86                 10,063.69                   10,006.39
09/30/10        10,172.02                 10,059.17                    9,975.26
10/31/10        10,203.06                 10,125.65                   10,060.12
11/30/10        10,137.50                 10,085.86                   10,056.88
12/31/10         9,980.93                  9,988.44                   10,006.51
01/31/11         9,985.59                 10,005.82                   10,011.35
02/28/11         9,986.75                 10,005.94                   10,049.04
03/31/11         9,992.27                 10,017.22                   10,056.04
04/30/11        10,107.52                 10,121.45                   10,153.21
05/31/11        10,247.41                 10,234.18                   10,258.35
06/30/11        10,221.22                 10,235.32                   10,274.98
07/31/11        10,379.94                 10,349.44                   10,350.32
08/31/11        10,588.26                 10,497.72                   10,465.83
09/30/11        10,687.40                 10,520.05                   10,451.75
10/31/11        10,649.21                 10,510.47                   10,473.71
11/30/11        10,678.07                 10,537.62                   10,507.48
12/31/11        10,774.29                 10,602.09                   10,561.89
01/31/12        10,848.61                 10,651.16                   10,562.30
02/29/12        10,810.73                 10,631.91                   10,564.77
03/31/12        10,747.02                 10,609.13                   10,575.77
04/30/12        10,878.91                 10,692.45                   10,627.78
05/31/12        11,001.98                 10,746.43                   10,652.08
06/30/12        10,985.83                 10,744.72                   10,644.34
07/31/12        11,091.78                 10,818.72                   10,716.39
08/31/12        11,103.25                 10,827.06                   10,729.75
09/30/12        11,105.42                 10,836.50                   10,748.14
10/31/12        11,092.71                 10,818.90                   10,706.73
11/30/12        11,128.71                 10,832.11                   10,707.96
12/31/12        11,095.41                 10,828.19                   10,715.26
01/31/13        11,029.28                 10,781.13                   10,671.59
02/28/13        11,082.23                 10,821.91                   10,702.24
03/31/13        11,086.95                 10,834.51                   10,690.88
04/30/13        11,159.49                 10,886.60                   10,721.07
05/31/13        10,982.88                 10,751.25                   10,551.70
06/30/13        10,827.55                 10,657.30                   10,466.68
07/31/13        10,822.36                 10,659.85                   10,423.85
08/31/13        10,764.08                 10,619.93                   10,402.02
09/30/13        10,861.81                 10,729.96                   10,496.66
10/31/13        10,916.56                 10,784.94                   10,549.12
11/30/13        10,891.98                 10,752.11                   10,539.03
12/31/13        10,805.79                 10,685.12                   10,474.85
01/31/14        10,948.25                 10,809.09                   10,611.95
02/28/14        10,978.25                 10,838.30                   10,656.61
03/31/14        10,946.86                 10,799.32                   10,605.06
04/30/14        11,009.52                 10,866.17                   10,670.78
05/31/14        11,093.49                 10,965.04                   10,745.36
06/30/14        11,094.55                 10,970.74                   10,754.16
07/31/14        11,068.71                 10,926.02                   10,720.20
08/31/14        11,143.63                 11,009.21                   10,793.59
09/30/14        11,107.01                 10,980.78                   10,781.59
10/31/14        11,179.27                 11,071.22                   10,847.04
11/30/14        11,247.89                 11,134.67                   10,889.61

                                   [END CHART]

                         Data from 7/31/10 to 11/30/14.*

                         See page 8 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the Lipper Intermediate U.S. Government Funds Index and Barclays U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                       o ASSET ALLOCATION - 11/30/14 o

                      [PIE CHART OF ASSET ALLOCATION]

30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                       58.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES                             13.8%
COLLATERALIZED MORTGAGE OBLIGATIONS                                9.9%
15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                        7.0%
U.S. TREASURY SECURITIES-NOTES                                     6.9%
MUNICIPAL BONDS                                                    2.3%
ASSET-BACKED SECURITIES                                            1.2%
MONEY MARKET INSTRUMENTS                                           0.1%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 13-18.

================================================================================

12  | USAA GOVERNMENT SECURITIES FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (1.2%)

            ASSET-BACKED FINANCING (1.2%)
$ 5,847     Nelnet Student Loan Trust (cost: $5,365)               0.48%(a)    6/25/2041     $  5,336
                                                                                             --------

            U.S. GOVERNMENT AGENCY ISSUES (89.3%)(b)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (65.6%)
     33     Fannie Mae (+)                                         6.50       10/01/2016           34
    111     Fannie Mae (+)                                         6.50       12/01/2016          114
     70     Fannie Mae (+)                                         6.00        2/01/2017           73
  4,356     Fannie Mae (+)                                         3.50        5/01/2021        4,621
  5,561     Fannie Mae (+)                                         3.00        2/01/2027        5,804
  9,413     Fannie Mae (+)                                         3.00        2/01/2027        9,823
  1,813     Fannie Mae (+)                                         5.00       12/01/2035        2,015
    686     Fannie Mae (+)                                         5.50       11/01/2037          767
  1,075     Fannie Mae (+)                                         6.00        5/01/2038        1,221
  4,317     Fannie Mae (+)                                         4.00        8/01/2039        4,616
  6,469     Fannie Mae (+)                                         3.50        1/01/2042        6,761
 10,556     Fannie Mae (+)                                         3.50        5/01/2042       11,030
    315     Freddie Mac (+)                                        5.00        1/01/2021          337
  1,221     Freddie Mac (+)                                        5.50       12/01/2035        1,363
  3,818     Freddie Mac (+)                                        4.00        9/01/2040        4,077
 10,177     Freddie Mac (+)                                        3.50        5/01/2042       10,612
  7,738     Freddie Mac (+)                                        3.00        6/01/2042        7,840
    383     Government National Mortgage Assn. I                   6.00       12/15/2016          395
    693     Government National Mortgage Assn. I                   5.50       12/15/2018          736
     17     Government National Mortgage Assn. I                   8.50        6/15/2021           18
     23     Government National Mortgage Assn. I                   9.00        7/15/2021           26
      9     Government National Mortgage Assn. I                   8.00        1/15/2022            9
      8     Government National Mortgage Assn. I                   8.50        7/15/2022            8
    820     Government National Mortgage Assn. I                   6.00        8/15/2022          894
     66     Government National Mortgage Assn. I                   8.00        6/15/2023           74
  1,488     Government National Mortgage Assn. I                   4.50        5/15/2024        1,579
  1,637     Government National Mortgage Assn. I                   4.50        9/15/2024        1,770
  2,271     Government National Mortgage Assn. I                   4.50        9/15/2024        2,410
  1,745     Government National Mortgage Assn. I                   4.50       10/15/2024        1,851
  1,693     Government National Mortgage Assn. I                   4.50       10/15/2024        1,796
     61     Government National Mortgage Assn. I                   7.00        4/15/2027           63

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$   275     Government National Mortgage Assn. I                   7.00%       5/15/2027      $   319
    139     Government National Mortgage Assn. I                   8.00        5/15/2027          152
    134     Government National Mortgage Assn. I                   7.50        2/15/2028          160
    586     Government National Mortgage Assn. I                   6.00        4/15/2028          678
    146     Government National Mortgage Assn. I                   6.50        5/15/2028          167
     89     Government National Mortgage Assn. I                   6.50        5/15/2028          102
     21     Government National Mortgage Assn. I                   6.75        5/15/2028           24
     52     Government National Mortgage Assn. I                   7.00        6/15/2028           54
    154     Government National Mortgage Assn. I                   6.50        7/15/2028          181
     26     Government National Mortgage Assn. I                   7.00        7/15/2028           29
     98     Government National Mortgage Assn. I                   7.00        8/15/2028          111
     54     Government National Mortgage Assn. I                   7.00        8/15/2028           63
     58     Government National Mortgage Assn. I                   6.50        9/15/2028           66
    102     Government National Mortgage Assn. I                   7.00        9/15/2028          112
    121     Government National Mortgage Assn. I                   6.00       11/15/2028          137
    322     Government National Mortgage Assn. I                   6.50       11/15/2028          367
     19     Government National Mortgage Assn. I                   6.50        1/15/2029           22
     37     Government National Mortgage Assn. I                   6.50        1/15/2029           42
    208     Government National Mortgage Assn. I                   6.00        2/15/2029          235
     31     Government National Mortgage Assn. I                   7.50        3/15/2029           38
     52     Government National Mortgage Assn. I                   7.50        4/15/2029           56
    498     Government National Mortgage Assn. I                   7.00        5/15/2029          578
    586     Government National Mortgage Assn. I                   7.00        6/15/2029          681
    324     Government National Mortgage Assn. I                   6.00        7/15/2029          377
      1     Government National Mortgage Assn. I                   7.50        7/15/2029            1
    136     Government National Mortgage Assn. I                   7.50       10/15/2029          159
     64     Government National Mortgage Assn. I                   7.50       10/15/2029           70
     86     Government National Mortgage Assn. I                   8.00        7/15/2030           93
     37     Government National Mortgage Assn. I                   8.00        9/15/2030           43
     24     Government National Mortgage Assn. I                   7.50       12/15/2030           28
     37     Government National Mortgage Assn. I                   7.50        1/15/2031           43
    461     Government National Mortgage Assn. I                   6.50        3/15/2031          533
    119     Government National Mortgage Assn. I                   7.00        8/15/2031          128
    129     Government National Mortgage Assn. I                   7.00        9/15/2031          154
    429     Government National Mortgage Assn. I                   6.50       10/15/2031          497
    140     Government National Mortgage Assn. I                   7.00       10/15/2031          160
     52     Government National Mortgage Assn. I                   7.50       11/15/2031           58
    293     Government National Mortgage Assn. I                   6.50        1/15/2032          342
    398     Government National Mortgage Assn. I                   6.00        5/15/2032          458
     68     Government National Mortgage Assn. I                   7.00        6/15/2032           78
    260     Government National Mortgage Assn. I                   7.00        7/15/2032          310
    596     Government National Mortgage Assn. I                   6.50        8/15/2032          712
  1,671     Government National Mortgage Assn. I                   6.50        9/15/2032        1,961

================================================================================

14  | USAA GOVERNMENT SECURITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$ 1,580     Government National Mortgage Assn. I                   6.00%       1/15/2033    $   1,834
    507     Government National Mortgage Assn. I                   6.00        2/15/2033          589
    424     Government National Mortgage Assn. I                   6.00        7/15/2033          485
    452     Government National Mortgage Assn. I                   6.00        9/15/2033          525
  4,956     Government National Mortgage Assn. I                   5.50       10/15/2033        5,577
  2,085     Government National Mortgage Assn. I                   5.50       12/15/2033        2,346
  1,200     Government National Mortgage Assn. I                   5.50        7/15/2034        1,356
  2,795     Government National Mortgage Assn. I                   5.50       10/15/2035        3,178
    685     Government National Mortgage Assn. I                   6.00        3/15/2037          794
    774     Government National Mortgage Assn. I                   6.00        9/15/2037          875
  1,743     Government National Mortgage Assn. I                   5.50        3/15/2038        1,946
  2,586     Government National Mortgage Assn. I                   5.50        4/15/2038        2,912
  1,489     Government National Mortgage Assn. I                   6.00        5/15/2038        1,683
  1,072     Government National Mortgage Assn. I                   6.00        5/15/2038        1,221
    730     Government National Mortgage Assn. I                   6.00        9/15/2038          825
    989     Government National Mortgage Assn. I                   6.00       10/15/2038        1,118
  1,428     Government National Mortgage Assn. I                   6.00       12/15/2038        1,614
  1,475     Government National Mortgage Assn. I                   5.00        2/15/2039        1,631
  6,933     Government National Mortgage Assn. I                   5.50        6/15/2039        7,744
  9,335     Government National Mortgage Assn. I                   4.50        9/15/2039       10,291
  5,637     Government National Mortgage Assn. I                   4.50       11/15/2039        6,238
  8,058     Government National Mortgage Assn. I                   4.50       12/15/2039        8,917
 26,088     Government National Mortgage Assn. I                   4.50        2/15/2040       28,873
  5,473     Government National Mortgage Assn. I                   4.50        3/15/2040        6,007
  5,320     Government National Mortgage Assn. I                   4.50        6/15/2040        5,839
  2,803     Government National Mortgage Assn. I                   4.00        7/15/2040        3,012
  6,897     Government National Mortgage Assn. I                   4.50        7/15/2040        7,569
  2,879     Government National Mortgage Assn. I                   4.00        8/15/2040        3,114
  6,852     Government National Mortgage Assn. I                   4.00        9/15/2040        7,363
  6,270     Government National Mortgage Assn. I                   4.50        1/15/2041        6,881
     19     Government National Mortgage Assn. II                  8.00       12/20/2022           21
  3,732     Government National Mortgage Assn. II                  4.50        4/20/2024        3,952
    443     Government National Mortgage Assn. II                  8.00        8/20/2030          562
    417     Government National Mortgage Assn. II                  7.00        9/20/2030          480
    303     Government National Mortgage Assn. II                  6.00        3/20/2031          350
     85     Government National Mortgage Assn. II                  7.50        4/20/2031          106
    148     Government National Mortgage Assn. II                  6.50        5/20/2031          175
    121     Government National Mortgage Assn. II                  6.50        7/20/2031          142
    310     Government National Mortgage Assn. II                  6.50        8/20/2031          366
    485     Government National Mortgage Assn. II                  6.50        4/20/2032          568
    460     Government National Mortgage Assn. II                  6.50        6/20/2032          539
    721     Government National Mortgage Assn. II                  6.00        8/20/2032          833
    646     Government National Mortgage Assn. II                  6.00        9/20/2032          746

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$   621     Government National Mortgage Assn. II                  5.50%       4/20/2033      $   705
  2,298     Government National Mortgage Assn. II                  5.00        5/20/2033        2,562
  2,860     Government National Mortgage Assn. II                  5.00        7/20/2033        3,188
    653     Government National Mortgage Assn. II                  6.00       10/20/2033          754
    485     Government National Mortgage Assn. II                  6.00       12/20/2033          547
  2,094     Government National Mortgage Assn. II                  6.00        2/20/2034        2,418
  2,102     Government National Mortgage Assn. II                  5.50        3/20/2034        2,385
  2,017     Government National Mortgage Assn. II                  6.00        3/20/2034        2,329
  1,757     Government National Mortgage Assn. II                  5.00        6/20/2034        1,959
  1,396     Government National Mortgage Assn. II                  6.50        8/20/2034        1,641
  1,313     Government National Mortgage Assn. II                  6.00        9/20/2034        1,517
  3,667     Government National Mortgage Assn. II                  6.00       10/20/2034        4,228
    486     Government National Mortgage Assn. II                  6.00       11/20/2034          550
  7,796     Government National Mortgage Assn. II                  5.50        2/20/2035        8,845
  6,701     Government National Mortgage Assn. II                  5.50        4/20/2035        7,604
  3,350     Government National Mortgage Assn. II                  5.50        7/20/2035        3,802
  4,483     Government National Mortgage Assn. II                  5.00        9/20/2035        4,986
  1,413     Government National Mortgage Assn. II                  6.00        5/20/2036        1,598
  1,749     Government National Mortgage Assn. II                  5.50        1/20/2037        1,983
  1,391     Government National Mortgage Assn. II                  5.00        2/20/2037        1,532
  5,463     Government National Mortgage Assn. II                  4.00       11/20/2040        5,882
                                                                                              -------
                                                                                              295,528
                                                                                              -------
            COLLATERALIZED MORTGAGE OBLIGATIONS (9.9%)
  9,168     Fannie Mae (+)                                         1.50        7/25/2027        8,888
  3,834     Fannie Mae (+)                                         1.38        9/25/2027        3,732
  3,583     Fannie Mae (+)                                         1.50        9/25/2027        3,458
  3,670     Fannie Mae (+)                                         1.50        9/25/2027        3,561
  3,720     Fannie Mae (+)                                         1.50       10/25/2027        3,578
  1,451     Fannie Mae (+)                                         5.00       11/25/2032        1,502
  3,008     Fannie Mae (+)                                         0.46(a)     4/25/2035        3,016
  3,997     Fannie Mae (+)                                         0.46(a)     8/25/2037        4,010
  6,133     Freddie Mac (+)                                        2.00        9/15/2026        6,213
  2,550     Freddie Mac (+)                                        0.45(a)     3/15/2036        2,553
  3,993     Freddie Mac (+)                                        0.70(a)    10/15/2041        4,033
                                                                                              -------
                                                                                               44,544
                                                                                              -------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (13.8%)
  8,795     Fannie Mae (+)                                         2.01        7/01/2019        8,915
  2,134     Fannie Mae (+)                                         2.05        7/01/2019        2,167
 22,630     Fannie Mae (+)                                         2.42       11/01/2022       22,621
  8,500     Freddie Mac (+)                                        2.22       12/25/2018        8,691
  4,770     Freddie Mac (+)                                        1.69        4/25/2022        4,753

================================================================================

16  | USAA GOVERNMENT SECURITIES FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON                       VALUE
(000)       SECURITY                                                RATE       MATURITY         (000)
-----------------------------------------------------------------------------------------------------
$10,000     Freddie Mac (+)                                        2.31%       8/25/2022     $  9,885
  5,000     Freddie Mac (+)                                        2.51       11/25/2022        5,003
                                                                                             --------
                                                                                               62,035
                                                                                             --------
            Total U.S. Government Agency Issues (cost: $381,036)                              402,107
                                                                                             --------

            U.S. TREASURY SECURITIES (6.9%)

            NOTES (6.9%)
 12,000     0.50%, 6/30/2016                                                                   12,037
  8,000     0.88%, 1/31/2017                                                                    8,052
  8,000     0.88%, 1/31/2018                                                                    7,972
  3,000     2.00%, 2/15/2022                                                                    3,016
                                                                                             --------
                                                                                               31,077
                                                                                             --------
            Total U.S. Treasury Securities (cost: $30,948)                                     31,077
                                                                                             --------

            MUNICIPAL BONDS (2.3%)

            AIRPORT/PORT (1.1%)
  5,000     Port Auth. of New York & New Jersey                    2.53       10/15/2020        4,993
                                                                                             --------
            GENERAL OBLIGATION (1.2%)
  5,000     State of California                                    1.75       11/01/2017        5,097
                                                                                             --------
            Total Municipal Bonds (cost: $10,051)                                              10,090
                                                                                             --------

            MONEY MARKET INSTRUMENTS (0.1%)

            REPURCHASE AGREEMENTS (0.1%)
    595     Credit Suisse First Boston, LLC, 0.11%, acquired on
              11/28/2014 and due on 12/01/2014 at $595
              (collateralized by $684 of Government National Mortgage
              Assn. I(b), 2.50% - 4.50%, due 7/15/2027 - 8/15/2041; $245
              Government National Mortgage Assn. II(b), 6.00%,
              due 9/20/2038; combined market value $607) (cost: $595)                             595
                                                                                             --------
            TOTAL INVESTMENTS (COST: $427,995)                                               $449,205
                                                                                             ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS         OBSERVABLE     UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS             INPUTS           INPUTS        TOTAL
-----------------------------------------------------------------------------------------------------
Asset-Backed Securities                      $     -           $  5,336               $-     $  5,336
U.S. Government Agency Issues                      -            402,107                -      402,107
U.S. Treasury Securities                      31,077                  -                -       31,077
Municipal Bonds                                    -             10,090                -       10,090
Money Market Instruments:
  Repurchase Agreements                            -                595                -          595
-----------------------------------------------------------------------------------------------------
Total                                        $31,077           $418,128               $-     $449,205
-----------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA GOVERNMENT SECURITIES FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2014.

   (b) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
       GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

       Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

   See accompanying notes to financial statements.

================================================================================

20  | USAA GOVERNMENT SECURITIES FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $427,995)       $449,205
   Cash                                                                       1
   Receivables:
      Capital shares sold                                                   175
      USAA Asset Management Company (Note 6C)                                 1
      Interest                                                            1,328
                                                                       --------
         Total assets                                                   450,710
                                                                       --------
LIABILITIES
   Payables:
      Capital shares redeemed                                               249
      Dividends on capital shares                                           105
   Accrued management fees                                                   63
   Accrued administration and servicing fees                                  2
   Accrued transfer agent's fees                                             10
   Other accrued expenses and payables                                       46
                                                                       --------
         Total liabilities                                                  475
                                                                       --------
            Net assets applicable to capital shares outstanding        $450,235
                                                                       ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $431,345
   Overdistribution of net investment income                                 (3)
   Accumulated net realized loss on investments                          (2,317)
   Net unrealized appreciation of investments                            21,210
                                                                       --------
         Net assets applicable to capital shares outstanding           $450,235
                                                                       ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $445,186/44,355 shares outstanding)   $  10.04
                                                                       ========
      Adviser Shares (net assets of $5,049/503 shares outstanding)     $  10.03
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 6,926
                                                                        -------
EXPENSES
   Management fees                                                          356
   Administration and servicing fees:
      Fund Shares                                                           334
      Adviser Shares                                                          4
   Transfer agent's fees:
      Fund Shares                                                           305
   Distribution and service fees (Note 6E):
      Adviser Shares                                                          6
   Custody and accounting fees:
      Fund Shares                                                            54
      Adviser Shares                                                          1
   Postage:
      Fund Shares                                                            14
   Shareholder reporting fees:
      Fund Shares                                                            13
   Trustees' fees                                                            11
   Registration fees:
      Fund Shares                                                            14
      Adviser Shares                                                         11
   Professional fees                                                         39
   Other                                                                      8
                                                                        -------
            Total expenses                                                1,170
   Expenses reimbursed:
      Adviser Shares                                                         (4)
                                                                        -------
            Net expenses                                                  1,166
                                                                        -------
NET INVESTMENT INCOME                                                     5,760
                                                                        -------
NET UNREALIZED GAIN ON INVESTMENTS
   Change in net unrealized appreciation/depreciation                     1,015
                                                                        -------
   Increase in net assets resulting from operations                     $ 6,775
                                                                        =======

See accompanying notes to financial statements.

================================================================================

22  | USAA GOVERNMENT SECURITIES FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

----------------------------------------------------------------------------------------------
                                                               11/30/2014            5/31/2014
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $    5,760         $    13,588
   Net realized loss on investments                                     -                (673)
   Change in net unrealized appreciation/depreciation
      of investments                                                1,015              (3,527)
                                                               ------------------------------
   Increase in net assets resulting
         from operations                                            6,775               9,388
                                                               ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                  (5,824)            (13,465)
      Adviser Shares                                                  (58)               (123)
                                                               ------------------------------
         Distributions to shareholders                             (5,882)            (13,588)
                                                               ------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                     (7,385)            (97,639)
   Adviser Shares                                                    (123)                 44
                                                               ------------------------------
      Total net decrease in net assets from capital
         share transactions                                        (7,508)            (97,595)
                                                               ------------------------------
   Net decrease in net assets                                      (6,615)           (101,795)

NET ASSETS
   Beginning of period                                            456,850             558,645
                                                               ------------------------------
   End of period                                               $  450,235         $   456,850
                                                               ==============================
Undistributed (overdistribution of) net investment income:
   End of period                                               $       (3)        $       119
                                                               ==============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors a high level of current income consistent with preservation of principal.

The Fund consists of two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board.

================================================================================

24  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    3. Repurchase agreements are valued at cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

26  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include Asset-Backed Securities, U.S. Government Agency Issues, and Municipal Bonds valued based on methods discussed in Note 1A1, and repurchase agreements valued at cost, which approximates fair value.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2014, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that

================================================================================

28  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had both pre-enactment capital loss carryforwards and post-enactment capital loss carryforwards for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                      CAPITAL LOSS CARRYFORWARDS
         ----------------------------------------------------
           EXPIRES            SHORT-TERM            LONG-TERM
         ----------           -----------          ----------
            2015               $1,524,000            $      -
         No Expiration            574,000             219,000
                               ----------            --------
         Total                 $2,098,000            $219,000
                               ==========            ========

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $43,350,000 and $36,571,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

30  | USAA GOVERNMENT SECURITIES FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $23,033,000 and $1,823,000, respectively, resulting in net unrealized appreciation of $21,210,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH PERIOD ENDED                   YEAR ENDED
                                             NOVEMBER 30, 2014                     MAY 31, 2014
---------------------------------------------------------------------------------------------------
                                           SHARES          AMOUNT            SHARES          AMOUNT
                                           --------------------------------------------------------
FUND SHARES:
Shares sold                                 2,871         $28,689             4,914        $ 48,890
Shares issued from reinvested
 dividends                                    523           5,229             1,200          11,931
Shares redeemed                            (4,134)        (41,303)          (15,943)       (158,460)
                                           --------------------------------------------------------
Net decrease from capital
 share transactions                          (740)        $(7,385)           (9,829)       $(97,639)
                                           ========================================================
ADVISER SHARES:
Shares sold                                     1         $    10                18        $    178
Shares issued from reinvested
dividends                                       -*              2                 1               7
Shares redeemed                               (14)           (135)              (14)           (141)
                                           --------------------------------------------------------
Net increase (decrease) from capital
 share transactions                           (13)        $  (123)                5        $     44
                                           ========================================================
*Less than 500 shares

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended November 30, 2014, there were no subadvisers.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper index over the performance period. Prior to January 31, 2012 the performance adjustment was based on the performance of the Fund's share classes relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. Effective February 1, 2012, the performance adjustment for each class is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate U.S. Government Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Intermediate U.S. Government Funds category. The performance period consists of the current month plus the previous 35 months.

    The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                       ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                            (IN BASIS POINTS AS A% OF
(IN BASIS POINTS)(1)                         THE FUND'S AVERAGE NET ASSETS)(1)
------------------------------------------------------------------------------
+/- 20 to 50                                 +/- 4
+/- 51 to 100                                +/- 5
+/- 101 and greater                          +/- 6

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365

================================================================================

32  | USAA GOVERNMENT SECURITIES FUND

================================================================================

    (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $356,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $74,000 and less than ($500), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.03% and (0.02)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended November 30, 2014, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $334,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through October 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 0.75% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to October 1, 2014, the Adviser Shares' expense limitation was 0.90% of average net assets. For the six-month period ended November 30, 2014, the Adviser Shares incurred reimbursable expenses of $4,000, of which $1,000 was receivable from the Manager.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2014, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $305,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

34  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2014, USAA and its affiliates owned 487,000 shares, which represent 96.8% of the Adviser Shares and 1.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                      YEAR ENDED MAY 31,
                           -------------------------------------------------------------------------------------
                                2014               2014          2013           2012          2011          2010
                          --------------------------------------------------------------------------------------
Net asset value at
  beginning of period     $    10.02         $    10.08    $    10.40     $    10.30    $    10.19     $    9.97
                          --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .13                .28           .29            .33           .38           .38
  Net realized and
    unrealized gain (loss)       .02               (.06)         (.32)           .10           .11           .22
                          --------------------------------------------------------------------------------------
Total from investment
  operations                     .15                .22          (.03)           .43           .49           .60
                          --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.13)              (.28)         (.29)          (.33)         (.38)         (.38)
                          --------------------------------------------------------------------------------------
Net asset value at end
  of period               $    10.04         $    10.02    $    10.08     $    10.40    $    10.30     $   10.19
                          ======================================================================================
Total return (%)*               1.52               2.20          (.36)          4.24          4.89          6.15(b)
Net assets at
  end of period (000)     $  445,186         $  451,688    $  553,495     $  641,730    $  604,893     $ 609,919
Ratios to average
  net assets:**
  Expenses (%)(a)                .51(c)             .47           .41            .41           .42           .43(b)
  Net investment
  income (%)                    2.56(c)            2.78          2.77           3.19          3.71          3.79
Portfolio turnover (%)             8                  0            24             20            19            27

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were
    $444,319,000.
(a) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   -               (.00%)(+)     (.00%)(+)      (.00%)(+)     (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) During the year ended May 31, 2010, SAS reimbursed the Fund Shares
    $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares'
    expense ratios by less than 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

36  | USAA GOVERNMENT SECURITIES FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED                                           PERIOD ENDED
                            SEPTEMBER 30,               YEAR ENDED MAY 31,           MAY 31,
                           ---------------------------------------------------------------------
                               2014             2014           2013         2012       2011***
                           ---------------------------------------------------------------------
Net asset value at
  beginning of period        $10.01           $10.07         $10.40       $10.29     $10.30
                             --------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income         .11              .24            .24          .28        .27
  Net realized and
    unrealized gain (loss)      .02             (.06)          (.33)         .11       (.01)
                             --------------------------------------------------------------
Total from investment
  operations                    .13              .18           (.09)         .39        .26
                             --------------------------------------------------------------
Less distributions from:
  Net investment income        (.11)            (.24)          (.24)        (.28)      (.27)
                             --------------------------------------------------------------
Net asset value at end
    of period                $10.03           $10.01         $10.07       $10.40     $10.29
                             ==============================================================
Total return (%)*              1.35             1.83           (.94)        3.84       2.58
  Net assets at end
  of period (000)            $5,049           $5,162         $5,150       $5,099     $5,047
Ratios to average
  net assets:**
  Expenses (%)(b)               .85(a),(c)       .84            .90          .90        .90(a)
  Expenses, excluding
  reimbursements (%)(b)        1.03(a)           .84           1.06         1.15       1.39(a)
  Net investment income (%)    2.22(a)          2.41           2.28         2.71       3.21(a)
Portfolio turnover (%)            8                0             24           20         19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were
    $5,062,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                  -             (.00%)(+)      (.00%)(+)    (.00%)(+)  (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Effective October 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.75% of their annual average net assets. Prior to October 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 0.90% of their annual average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

38  | USAA GOVERNMENT SECURITIES FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

                                                                                       EXPENSES PAID
                                            BEGINNING            ENDING                DURING PERIOD*
                                          ACCOUNT VALUE       ACCOUNT VALUE            JUNE 1, 2014 -
                                          JUNE 1, 2014      NOVEMBER 30, 2014        NOVEMBER 30, 2014
                                        --------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00            $1,015.20                  $2.58

Hypothetical
 (5% return before expenses)                 1,000.00             1,022.51                   2.59

ADVISER SHARES
Actual                                       1,000.00             1,013.50**                 4.29**

Hypothetical
 (5% return before expenses)                 1,000.00             1,020.81**                 4.31**

 * Expenses are equal to the Fund's annualized expense ratio of 0.51% for Fund Shares and 0.85% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 1.52% for Fund Shares and 1.35% for Adviser Shares for the six-month period of June 1, 2014, through November 30, 2014.

 **The Funds' annualized expense ratio of 0.85% for Adviser Shares above reflects a change effective October 1, 2014. The Manager's expense limitation ratio for the Adviser Shares changed from 0.90% to 0.75% of the Adviser Shares' average net assets. The effect of the expense limitation change on the Adviser Shares' total return was 0.01%. Had the expense limitation ratio of 0.75% been in effect for the entire six-month period of June 1, 2014, through November 30, 2014, the values in the table above would be as shown below.

                                                                                        EXPENSES PAID
                                            BEGINNING             ENDING                DURING PERIOD
                                          ACCOUNT VALUE        ACCOUNT VALUE            JUNE 1, 2014 -
                                          JUNE 1, 2014       NOVEMBER 30, 2014        NOVEMBER 30, 2014
                                        ---------------------------------------------------------------
ADVISER SHARES
Actual                                      $1,000.00              $1,013.50                 $3.79

Hypothetical
 (5% return before expenses)                 1,000.00               1,021.31                  3.80

================================================================================

40  | USAA GOVERNMENT SECURITIES FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA INVESTMENT MANAGEMENT COMPANY
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        STATE STREET BANK AND TRUST COMPANY
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

200986-0115

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         We know what it means to serve.(R)
   =============================================================================
   23414-0115                                (C)2015, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.